Investment Risks - REX Defensive Autocallable Income ETF	Aug. 10, 2026
AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK [Member]
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AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

AUTOCALLABLE CONTRACTS RISK [Member]
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AUTOCALLABLE CONTRACTS RISK. Autocallable Contracts differ in various ways from traditional debt securities. Autocallable Contracts do not guarantee a return of principal or any coupon payments thereunder and limit the positive investment return that can be achieved due to the automatic call feature that is triggered when the Underlying Reference Index’s performance meets or exceeds the Autocallable Barrier on a predetermined Observation Date following a one-year Non-Callable Period. A direct investment in an underlying asset could produce higher returns than a corresponding Autocallable Contract. If the automatic call feature is triggered, payment will be made on the coupon for that Observation Date, all remaining coupon payments will be cancelled, and the Autocallable Contract will cease to exist. Accordingly, the Fund will not benefit from any upside return on the Underlying Reference Index with respect to an Autocallable Contract beyond the Autocallable Barrier after the Observation Date on which the Autocallable Contract is autocalled, if applicable. If the automatic call feature is not triggered and the value of the Underlying Reference Index has declined more than the Risk Buffer at maturity, the Fund will incur a principal loss based on the negative performance of the Underlying Reference Index beyond the Risk Buffer multiplied by the Gearing Factor. Coupon payments are contingent and only paid if the Underlying Reference Index is at or above the Coupon Barrier on the relevant Observation Date. Moreover, because the Autocallable Contracts are linked to the Underlying Reference Index, the Fund is exposed to the market risk of the underlying assets and may not receive any return and may lose a portion or all of its investment in the Autocallable Contracts even if the performance of one or more of the underlying assets has exceeded the initial value of such asset. The Fund may generate significantly less income and returns during periods of market downturns affecting the Underlying Reference Index. Once an Autocallable Contract is included in the Autocallable Index, its terms cannot be changed, and the payout process is determined solely by the performance of the Underlying Reference Index on the predetermined Observation Dates.

COUPON BARRIER RISK [Member]
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COUPON BARRIER RISK. The payment of coupons on an Autocallable Contract depends on the value of the Underlying Reference Index meeting or exceeding the Coupon Barrier on each Observation Date. If the Underlying Reference Index falls below the Coupon Barrier on any Observation Date, the Fund will forfeit the coupon payment for that period. It is possible that the Underlying Reference Index may remain below the Coupon Barrier for extended periods, resulting in the Fund receiving few or no coupon payments under an Autocallable Contract. This could reduce the Fund’s income and adversely affect its overall return.

RISK BUFFER RISK [Member]
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RISK BUFFER RISK. Each Autocallable Contract incorporates a protection payoff feature known as the Risk Buffer, which is intended to reduce the likelihood of downside losses. Movements of the Underlying Reference Index below the Risk Buffer prior to maturity do not, by themselves, result in principal loss. If an Autocallable Contract is not called prior to maturity and the Underlying Reference Index is at or above the Risk Buffer on the maturity date, the initial principal amount represented by the Autocallable Contract is fully protected. However, if the Underlying Reference Index falls below the Risk Buffer at maturity, the Fund will incur a principal loss with respect to the Autocallable Contract equal to the negative performance of the Underlying Reference Index (measured from its initial value to its final value on the maturity date) beyond the Risk Buffer multiplied by the Gearing Factor. This means the Fund is exposed to any decline in the Underlying Reference Index below the Risk Buffer at maturity on a two-to-one basis and could lose up to the entire initial notional amount with respect to the Autocallable Contract in addition to any forfeited coupon payments. While the laddered portfolio of Autocallable Contracts diversifies across multiple inception dates and staggered maturity dates, a prolonged and severe market decline could cause multiple Autocallable Contracts in the portfolio to mature with the Underlying Reference Index below their respective Risk Buffer levels. In such a scenario, the application of the Gearing Factor would result in significant losses to the Fund.

Accordingly, it is also possible that a shareholder may lose its entire investment in the Fund notwithstanding the downside protection intended to be provided by the Autocallable Contracts and the risk mitigation intended to be provided by the laddered portfolio.

GEARING FACTOR RISK [Member]
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GEARING FACTOR RISK. If an Autocallable Contract is not called prior to maturity and the Underlying Reference Index is below the Risk Buffer on the maturity date, losses in excess of the Risk Buffer will be multiplied by the Gearing Factor. As a result, while the losses in settlement value will be less than the decline in the Underlying Reference Index (except in the case of a full loss in settlement value), the application of the Gearing Factor will result in losses that are greater than the percentage decline of the Underlying Reference Index below the Risk Buffer. The application of the Gearing Factor could reduce the settlement value of an individual Autocallable Contract to zero, although the settlement value of an individual Autocallable Contract cannot be less than zero. Because the Fund obtains exposure to a laddered portfolio of Autocallable Contracts through the Autocallable Index, a prolonged or severe decline in the Underlying Reference Index could cause losses across multiple Autocallable Contracts, which could result in significant losses to the Fund.

LADDERED AUTOCALLABLE CONTRACT RISK [Member]
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LADDERED AUTOCALLABLE CONTRACT RISK. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, and multiple Autocallable Contracts may experience losses simultaneously and/or the frequent entry mechanism may result in suboptimal entry points during rapidly changing markets.

LIMITATION ON UPSIDE GAIN RISK [Member]
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LIMITATION ON UPSIDE GAIN RISK. The Fund’s investment strategy involves exposure to synthetic Autocallable Contracts, which are designed to be automatically called if the value of the Underlying Reference Index exceeds the Autocallable Barrier on a scheduled Observation Date occurring after the Non-Callable Period. When an Autocallable Contract is called, the Fund will receive the value of the contract and payment on the coupon for that Observation Date. All remaining coupon payments will be cancelled, and the Fund will forego any further value based on coupon payments for the Autocallable Contract. As a result, the Fund will not benefit from any upside return on the Underlying Reference Index with respect to an Autocallable Contract beyond the Observation Date on which the Autocallable Contract is autocalled, if applicable. This structure may cause the Fund to significantly underperform the Underlying Reference Index during periods of substantial appreciation. The Fund’s NAV may therefore lag the performance of the Underlying Reference Index, particularly in rising markets.

CASH TRANSACTIONS RISK [Member]
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CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CORRELATION RISK [Member]
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CORRELATION RISK. The Fund’s returns are not expected to correlate to the returns of the Autocallable Index, the Autocallable Contracts or the Underlying Reference Index. The Fund gains exposure to the Autocallable Index through swap agreements rather than direct investment in the underlying components of the Autocallable Index. As a result, the Fund’s return may not match the expected returns of the Autocallable Contracts or the Underlying Reference Index for a number of reasons, including: (i) transaction costs, fees, and operational constraints associated with both the swap agreements and the underlying Autocallable Contracts; (ii) the Fund’s portfolio may not perform as expected under certain market conditions; and (iii) the Fund’s performance may substantially deviate from investor expectations of how the portfolio should perform in various market conditions. Additionally, the Fund’s return may not match the return of the Autocallable Index due to operating expenses, transaction costs, cash management practices, and differences in calculation methodologies. These factors may cause the Fund’s return to underperform the return of the Autocallable Index, the Autocallable Contracts, or the Underlying Reference Index.

COSTS OF BUYING AND SELLING FUND SHARES RISK [Member]
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COSTS OF BUYING AND SELLING FUND SHARES RISK. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK [Member]
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Cyber security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK [Member]
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DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK [Member]
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DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

SWAP AGREEMENTS RISK [Member]
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SWAP AGREEMENTS RISK. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

SWAP COUNTERPARTY RISK [Member]
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SWAP COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in derivative instruments, including swap agreements. The Fund’s exposure to the Autocallable Index is obtained entirely through swap agreements with one or more counterparties. The Fund expects to obtain exposure to the Autocallable Index through swap agreements with a limited number of counterparties and will likely enter into swap agreements related to the Autocallable Index with a limited number of counterparties for the foreseeable future. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Unlike directly held securities, the Fund’s holdings consist primarily of contractual claims against counterparties, making the Fund particularly vulnerable to counterparty failure. Even temporary disruptions in a counterparty’s ability to perform under the derivative instruments could significantly impact Fund performance. The Fund may have substantial exposure to a single counterparty, further magnifying this risk. Certain counterparties may be considered systemically important financial institutions and any deterioration in their financial condition could heighten counterparty risk. Furthermore, there can be no guarantee that there will be any swap counterparty willing or able to enter into a total return swap with the Fund. If the Fund is unable to enter into total return swaps because it cannot identify a willing swap counterparty, the Adviser will be unable to implement the Fund’s investment strategy and the Fund may fail to achieve its investment objective.

BOX SPREAD RISK [Member]
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BOX SPREAD RISK. A Box Spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices. If the Box Spread does not work as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

FLEX OPTIONS RISK [Member]
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FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

DISTRIBUTION RISK [Member]
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DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK [Member]
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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EQUITY SECURITIES RISK [Member]
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EQUITY SECURITIES RISK. The Fund’s exposure to the Underlying Reference Index indirectly subjects it to risks associated with equity markets. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

HIGH PORTFOLIO TURNOVER RISK [Member]
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HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDEX RISK [Member]
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INDEX RISK. The Underlying Reference Index utilizes a volatility targeting approach, which may not function as intended under all market conditions. For example, the Underlying Reference Index may decrease its equity exposure during periods that later experience strong equity returns, thereby limiting upside participation. The Underlying Reference Index relies on trailing, historical realized volatility to set its exposure for the following day, and such reliance on historical volatility may not accurately predict future volatility or market conditions. Additionally, the Underlying Reference Index’s rebalancing schedule may not be sufficiently responsive to sudden market shifts. The notional financing cost (SOFR plus a spread of 0.5% per annum), annual deduction factor (4% per annum) and transaction cost (0.01%) embedded in the Underlying Reference Index, can further reduce returns, particularly in environments where equity returns are modest. The Fund’s use of derivatives linked to the Underlying Reference Index, and therefore the Underlying Equity Index, may also result in performance that lags the Underlying Reference Index for several reasons, such as: (i) derivatives may not track the Underlying Reference Index precisely and may underperform due to transaction costs, fees, or pricing differences; (ii) the Fund may encounter challenges in securing counterparties willing to enter into derivative contracts based on the Underlying Reference Index, or may only do so at unfavorable terms; and (iii) errors in the Underlying Reference Index’s methodology or inaccuracies in reporting by the Underlying Reference Index’s sponsor could impact performance.

There is no assurance that the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index will be maintained indefinitely, or that the Fund will always be able to use these indices to pursue its investment strategies. If the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index is discontinued, becomes unavailable, or if the Adviser or the Fund’s Board of Trustees determines that cost-effective synthetic exposure to the indices is no longer feasible, the Fund may substitute a different index at its discretion and without prior notice to shareholders. Any replacement index may not perform similarly to the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index, and the inability to access the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index could negatively impact the Fund’s ability to achieve its investment objective.

INDEX PROVIDER RISK [Member]
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INDEX PROVIDER RISK. There is no assurance that the Index Provider for the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index, or any agents that act on their behalf, will compile the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index accurately, or that the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Autocallable Index, the Underlying Reference Index and the Underlying Equity Index accurately. Therefore, losses or costs associated with the Index Provider or agent errors generally will be borne by the Fund and its shareholders. Errors with respect to the quality, accuracy and completeness of the data used to compile the Autocallable Index, the Underlying Reference Index and the Underlying Equity Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Autocallable Index, the Underlying Reference Index and the Underlying Equity Index is less commonly used as a benchmark by funds or advisers. The Index Provider and its agents rely on various sources of information to assess the criteria of the Autocallable Contracts included in the Autocallable Index and the underlying constituents of the Underlying Reference Index and the Underlying Equity Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the calculation methodology or sources of information will provide an accurate assessment of included constituents. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, exclude or substitute a constituent or undertake other measures which could cause the Autocallable Index, the Underlying Reference Index or the Underlying Equity Index to vary from its normal or expected composition.

INFLATION RISK [Member]
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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Interest Rate Risk [Member]
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INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LARGE CAPITALIZATION COMPANIES RISK [Member]
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LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LIQUIDITY RISK [Member]
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LIQUIDITY RISK. Some investments held by the Fund, including swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. In particular, there is expected to be no secondary market for the swap agreements entered into with the swap counterparty, and the only source of liquidity for such instruments is anticipated to be the swap counterparty. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK [Member]
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market maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET/SHORT-TERM SECURITIES RISK [Member]
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MONEY MARKET/SHORT-TERM SECURITIES RISK. To the extent that the Fund invests in money market or short-term securities, the Fund may be subject to certain risks associated with such investments. An investment in a money market fund or short-term securities is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency. It is possible for the Fund to lose money by investing in money market funds. A money market fund may not achieve its investment objective. Changes in government regulations may affect the value of an investment in a money market fund.

NEW FUND RISK [Member]
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NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-CORRELATION RISK [Member]
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NON-CORRELATION RISK. The Fund’s return may not match the return of the Autocallable Index. The Fund incurs operating expenses not applicable to the Autocallable Index, including the cost of investing in swap agreements, and these expenses, together with transaction costs and cash management practices, will reduce the Fund’s return relative to the Autocallable Index over time. As a result, the Fund’s return may underperform the return of the Autocallable Index.

OPERATIONAL RISK [Member]
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OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK [Member]
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PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund obtains exposure to the Autocallable Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Autocallable Index is no longer calculated, the Autocallable Index license is terminated or the identity or character of the Autocallable Index is materially changed, the Fund will seek to engage a replacement index.

PREMIUM/DISCOUNT RISK [Member]
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PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

SPECIAL TAX RISK [Member]
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SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISK [Member]
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TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

U.S. GOVERNMENT SECURITIES RISK [Member]
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U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK [Member]
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VALUATION RISK. The Fund’s portfolio consists of swap agreements that provide exposure to an index comprised of synthetic autocallable contracts, which are priced using a valuation model utilized by the Index Provider. The value of the swap agreements may differ from the published index value due to factors such as transaction costs, counterparty pricing methodologies, or timing differences. As a result, the redemption value of the swap agreements may not precisely match the index value, which could affect the Fund’s NAV. The complex nature of autocallable structures may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for certain holdings of the Fund, the ability of the Fund to value such holdings may become more difficult. Therefore, the Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

VOLATILITY RISK [Member]
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VOLATILITY RISK. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities or financial instruments that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.